Intangible Assets, net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, net
Intangible Assets, net

Intangible assets at December 31, 2017 and 2016 consist of:

	December 31, 2017
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,434,051	956,586	1,477,465	15.2
Computer software and game library	947,207	710,725	236,482	5.6
Trademarks	186,218	47,053	139,165	14.1
Concessions and licenses	300,207	204,533	95,674	10.1
Developed technologies	220,213	155,870	64,343	5.4
Networks	18,806	13,571	5,235	7.0
Sports and horse racing betting rights	132,521	128,888	3,633	6.5
Other	8,660	4,110	4,550	16.1
	4,247,883	2,221,336	2,026,547
Not subject to amortization
Trademarks	246,913	—	246,913
Total intangible assets, excluding goodwill	4,494,796	2,221,336	2,273,460

	December 31, 2016
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,590,225	809,669	1,780,556	14.8
Computer software and game library	946,150	550,506	395,644	5.7
Trademarks	200,107	35,923	164,184	13.4
Developed technologies	234,420	128,200	106,220	5.4
Concessions and licenses	255,299	153,277	102,022	10.3
Networks	15,689	11,225	4,464	7.0
Sports and horse racing betting rights	115,991	112,060	3,931	6.5
Other	8,654	3,557	5,097	16.1
	4,366,535	1,804,417	2,562,118
Not subject to amortization
Trademarks	311,913	—	311,913
Total intangible assets, excluding goodwill	4,678,448	1,804,417	2,874,031

In connection with the June 2017 sale of DoubleDown, the Company recorded a $277.3 million reduction in net book value of intangible assets (principally customer relationships and trademarks) related to the sale.

The Company recorded impairment losses of $30.0 million in its North America Gaming and Interactive segment in 2016 for certain indefinite lived trademarks relating to the forecasted slowing of growth in the social gaming market and $9.7 million in its International segment in 2015 for certain indefinite lived trademarks. The Company used the Relief from Royalty method in determining the amount of the impairment losses.

Intangible asset amortization expense of $401.5 million, $492.1 million and $410.4 million (which includes computer software amortization expense of $31.4 million, $38.4 million and $34.0 million) was recorded in 2017, 2016 and 2015, respectively.

Amortization expense on intangible assets for the next five years is expected to be as follows ($ thousands):

Year	Amount
2018	263,614
2019	250,267
2020	219,808
2021	189,583
2022	166,136
Total	1,089,408